As filed electronically with the Securities and Exchange
                Commission on August 2, 2000 (File No. 333-35438)

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       POST-EFFECTIVE AMENDMENT NO. / 1 /

                                    IVY FUND
               (Exact Name of Registrant as Specified in Charter)

        Via Mizner Financial Plaza, 700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 777-6472
                         (Registrant's telephone number)

                                C. William Ferris
                      Mackenzie Investment Management Inc.
                           Via Mizner Financial Plaza
                      700 South Federal Highway - Suite 300
                            Boca Raton, Florida 33432
                     (Name and Address of Agent for Service)

                                 with copies to:

                             Joseph R. Fleming, Esq.
                             Dechert Price & Rhoads
                         Ten Post Office Square - South
                              Boston, MA 02109-4603

This Amendment is being filed solely for the purpose of adding an exhibit to Registrant's Registration Statement on Form N-14, filed with the Commission on April 21, 2000 (the "Registration Statement"). Parts A and B of this Post-Effective Amendment No. 1 are incorporated by reference to the Registration Statement. Part C is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, filed with the Commission on May 19, 2000, except that Item 16, Part 12 and Item 17 are restated in their entirety as indicated herein.

                                     PART C.

                                OTHER INFORMATION

ITEM 16. EXHIBITS.

(12) Opinion and consent of Dechert Price & Rhoads supporting the tax matters and consequences to shareholders discussed in the Prospectus, filed on April 21, 2000 with Registrant's Registration Statement on Form N-14 (the "Registration Statement") and incorporated by reference herein, is filed herewith pursuant to the undertaking made in Item 17,
         Part 3 of Part C filed on May 19, 2000 with Pre-Effective Amendment No. 1 to the Registration Statement.

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 has been signed on behalf of the Registrant in the City of Boston and Commonwealth of Massachusetts on the 2nd day of August, 2000.

                                                IVY FUND

                                                /s/ James W. Broadfoot*
                                                By:      James W. Broadfoot
                                                         President

By:      /s/ Joseph R. Fleming
         Joseph R. Fleming, Attorney-in-fact

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                          TITLE                                DATE

/s/ John S. Anderegg, Jr.*          Trustee                              8/2/00

/s/ Paul H. Broyhill*               Trustee                              8/2/00

/s/ James W. Broadfoot*             Trustee And President                8/2/00

/s/ Keith J. Carlson*               Trustee And Chairman                 8/2/00
                                    (Chief Executive Officer)

/s/ Stanley Channick*               Trustee                              8/2/00

/s/ C. William Ferris*              Secretary/Treasurer (Chief           8/2/00
                                    Financial Officer)

/s/ Roy J. Glauber*                 Trustee                              8/2/00

/s/ Joseph G. Rosenthal*            Trustee                              8/2/00

/s/ Richard N. Silverman*           Trustee                              8/2/00

/s/ J. Brendan Swan*                Trustee                              8/2/00

/s/ Dianne Lister*                  Trustee                              8/2/00

/s/ Edward M. Tighe*                Trustee                              8/2/00

By:      /s/ Joseph R. Fleming
         Attorney-in-Fact

* Executed pursuant to Powers of Attorney, filed with Registrant's Registration Statement on Form N-14 on April 21, 2000.

                                  EXHIBIT INDEX


(12) Opinion and consent of Dechert Price & Rhoads supporting the tax matters and consequences to shareholders discussed in the Prospectus, filed on April 21, 2000 with Registrant's Registration Statement on Form N-14